UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305


Form 13F File Number:  028-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404)  949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons        Atlanta, Georgia             04/29/2011
      -----------------        ----------------             ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           33
                                         -----------

Form 13F Information Table Value Total:  $   219,780
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ABBOTT LABS                COM             002824100     6,725   137,100  SH         SOLE                    6,725
Aflac Inc                  COM             001055102     6,740   127,700  SH         SOLE                    6,740
ARCHER-DANIELS-MIDLAND CO  COM             039483102     7,461   207,200  SH         SOLE                    7,461
BANK OF AMERICA
  CORPORATION              COM             060505104     5,175   388,200  SH         SOLE                    5,175
BLACKSTONE GROUP           COM             B1YWNW1       3,835   214,500  SH         SOLE                    3,835
BRIDGEPOINT ED INC         COM             10807M105     6,120   357,900  SH         SOLE                    6,120
CASH AMER INTL INC         COM             14754D100     6,313   137,100  SH         SOLE                    6,313
CHEVRON CORP NEW           COM             166764100     7,600    70,700  SH         SOLE                    7,600
CHIMERA INVT CORP          COM             16934Q109     7,115 1,796,600  SH         SOLE                    7,115
CHINA MEDIAEXPRESS
  HOLDINGS                 COM             B297ZZ5       2,192   292,200  SH         SOLE                    2,192
CONOCOPHILLIPS             COM             20825C104     7,579    94,900  SH         SOLE                    7,579
DIRECTV Group, Inc.        COM             B42SH20       7,188   153,600  SH         SOLE                    7,188
ENDO PHARMACEUTICALS
  HLDGS INC                COM             29264F205     7,170   187,900  SH         SOLE                    7,170
EXXON MOBIL CORP           COM             30231G102     7,323    87,040  SH         SOLE                    7,323
GILEAD SCIENCES INC        COM             375558103     7,390   174,000  SH         SOLE                    7,390
GOLDMAN SACHS GROUP INC    COM             38141G104     6,407    40,400  SH         SOLE                    6,407
HARTFORD FINANCIAL SVCS
  GRP                      COM             2476193       9,404   349,200  SH         SOLE                    9,404
Hewlett-Packard Company    COM             2424006       6,453   157,500  SH         SOLE                    6,453
INTL BUSINESS MACHINES
  CORP                     COM             459200101     7,632    46,800  SH         SOLE                    7,632
JABIL CIRCUIT INC          COM             466313103     5,551   271,700  SH         SOLE                    5,551
JPMORGAN CHASE & CO        COM             46625H100     7,699   167,000  SH         SOLE                    7,699
LEXMARK INTL NEW           COM             529771107     5,660   152,800  SH         SOLE                    5,660
LINCOLN NATL CORP IND      COM             534187109     5,692   189,482  SH         SOLE                    5,692
MCKESSON CORP              COM             58155Q103     9,075   114,800  SH         SOLE                    9,075
MEDCO HEALTH SOLUTIONS
  INC                      COM             58405U102     8,856   157,700  SH         SOLE                    8,856
MEDTRONIC INC              COM             585055106     7,055   179,300  SH         SOLE                    7,055
Microsoft Corporation      COM             2588173      10,679   420,600  SH         SOLE                   10,679
TEVA PHARMACEUTICAL INDS
  LTD                      COM             881624209     6,331   126,200  SH         SOLE                    6,331
TUPPERWARE BRANDS CORP     COM             899896104     8,049   134,800  SH         SOLE                    8,049
UNION PAC CORP             COM             907818108     6,893    70,100  SH         SOLE                    6,893
VIACOM INC NEW             COM             92553P201     5,657   121,600  SH         SOLE                    5,657
WellPoint Inc.             COM             94973V107     6,288    90,100  SH         SOLE                    6,288
WONDER AUTO TECH           COM             B0YX3F0         474    87,500  SH         SOLE                      474